Revenue	9 Months Ended
Mar. 31, 2022
Revenue
Revenue
4	Revenue

The Group’s revenue is primarily derived from the sale of lifestyle and pop toy products through self-operated stores, franchised stores, offline distributors in the PRC and overseas and online sales conducted through the Group’s own mobile applications and self-operated online stores on third-party e-commerce platforms and through online distributors. Other sources of revenue mainly include license fees, sales-based royalties and sales-based management and consultation service fees from franchisees and distributors.

(i)	Disaggregation of revenue

In the following table, revenue from contracts with customers is disaggregated by major products and service lines, primary geographical markets and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the Group’s reportable segments (see Note 3).

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Major products/service lines
- Sales of lifestyle and pop toy products
- Retail sales in self-operated stores	76,638	119,211	245,036	410,449
- Product sales to franchisees	1,342,552	1,357,150	4,054,559	4,345,319
- Sales to offline distributors	377,342	383,388	1,061,638	1,457,224
- Online sales	153,620	137,705	449,310	504,780
- Other sales channels	26,228	92,813	39,032	190,106
Sub-total	1,976,380	2,090,267	5,849,575	6,907,878

- License fees, sales-based royalties, and sales–based management and consultation service fees
- License fees	21,320	32,216	52,014	83,588
- Sales-based royalties	24,309	24,185	72,402	77,577
- Sales-based management and consultation service fees	121,309	118,259	361,774	381,261
Sub-total	166,938	174,660	486,190	542,426
- Others*	86,126	76,108	263,539	317,639
	2,229,444	2,341,035	6,599,304	7,767,943

Note:

*Others mainly represented sales of fixtures to franchisees and distributors.

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Primary geographical markets
- the PRC	1,788,277	1,822,965	5,344,955	5,909,250
- Other Asian countries excluding the PRC	259,776	256,225	684,654	827,861
- America	116,985	213,871	394,728	809,501
- Europe	22,997	27,874	87,257	146,887
- Others	41,409	20,100	87,710	74,444
	2,229,444	2,341,035	6,599,304	7,767,943
Timing of revenue recognition
- Products transferred at a point of time	2,062,506	2,166,375	6,113,114	7,225,517
- Services transferred over time	166,938	174,660	486,190	542,426
Revenue from contracts with customers	2,229,444	2,341,035	6,599,304	7,767,943

(ii)	Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

		As at	As at
		June 30,	March 31,
	Note	2021	2022
		RMB’000	RMB’000
Receivables, which are included in ‘trade and other receivables’	18	315,001	344,787
Contract liabilities
- Current portion		(266,919)	(328,001)
- Non-current portion		(59,947)	(51,317)
Total contract liabilities		(326,866)	(379,318)

	As at	As at
	June 30,	March 31,
	2021	2022
	RMB’000	RMB’000
Contract liabilities are analyzed as follows:
- Advance payments received from customers for purchase of goods	235,435	232,097
- Deferred revenue related to license fees	91,431	91,161
- Deferred revenue related to membership fees	—	56,060
Total contract liabilities	326,866	379,318

The Group requests 20% to 100% advance payment for purchase of goods from certain overseas distributors prior to delivery of goods. This gives rise to contract liabilities at the start of a sales order, until the revenue of sales of products recognized on the corresponding sale order exceeds the amount of payments received in advance.

Unamortized portion of upfront license fees and membership fees received was recognized as contract liability.

Movements in contract liabilities are as follows:

Contract
liabilities
RMB’000
Balance at July 1, 2021	326,866
Decrease in contract liabilities as a result of recognizing revenue during the period that was included in the contract liabilities at the beginning of the period	(254,940)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	231,724
Increase in contract liabilities as a result of receiving payment of license fees	19,608
Increase in contract liabilities as a result of receiving payment of membership fees	56,060
Balance at March 31, 2022	379,318

As of March 31, 2022, license fees and membership fees expected to be recognized as revenue after one year were RMB51,317,000 and nil, respectively.

(iii)	Seasonality of operations and COVID-19 impact

The Group’s business is subject to seasonal fluctuation, typically with relatively stronger performance in the quarters ended September 30 and December 31, which were mainly due to the higher retail demand in holiday seasons. As a result, the Group typically reports lower revenues for the quarter ended March 31 than the quarters ended September 30 and December 31.

During the nine months ended March 31, 2022, as the COVID-19 situation continues to evolve globally and new variants have emerged, the Group’s overseas self-operated stores, franchised stores and sales to overseas distributors continued to be adversely affected by temporary store closures, reduced opening hours and/or reduced consumer traffic. The outbreak of the Delta and Omicron variants of COVID-19 in the PRC has also caused disruptions to the operation of the Group’s logistics and transportation service providers, which has also negatively impacted the Group’s product shipment and delivery to overseas market.

In addition, the outbreak of the Omicron variants of COVID-19 in several provinces in the PRC during the three months ended March 31, 2022 caused temporary store closures and suspension of online sales in these areas, as a result of governmental restriction measures. Accordingly, the Group recorded lower revenues in these impacted provinces during the three months ended March 31, 2022.